QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 26, 2015	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Quarterly Financial Information Disclosure [Abstract]
NET SALES	$ 653,600	$ 762,275	$ 838,171	$ 633,025	$ 620,090	$ 713,489	$ 772,752	$ 553,998	$ 2,887,071	$ 2,660,329	$ 2,470,448
Gross profit	97,173	110,706	112,443	79,582	72,756	89,586	96,988	66,012	399,904	325,342	280,552
Net earnings	20,561	26,883	26,884	10,804	10,955	20,492	22,449	7,668	85,132	61,564	45,804
Net earnings attributable to controlling interest	$ 18,901	$ 25,556	$ 25,976	$ 10,162	$ 9,312	$ 19,234	$ 21,789	$ 7,216	$ 80,595	$ 57,551	$ 43,082
EARNINGS PER SHARE - BASIC (in dollars per share)	$ 0.93	$ 1.26	$ 1.29	$ 0.51	$ 0.46	$ 0.96	$ 1.08	$ 0.36	$ 3.99	$ 2.87	$ 2.16
EARNINGS PER SHARE - DILUTED (in dollars per share)	$ 0.93	$ 1.26	$ 1.28	$ 0.51	$ 0.46	$ 0.96	$ 1.08	$ 0.36	$ 3.99	$ 2.86	$ 2.15